[LETTERHEAD]

July 9, 2007

Mr. H. Christopher Owings
Assistant Director
U.S. Securities and
Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549

Re:       Recycle Tech, Inc. (the Company)
Form SB-2 Registration Statement
File Number: 333-142214

Dear Mr. Owings;

This is in response to your May 14, 2007 comment to the Company. The paragraph numbers in this letter correspond to those in your comment letter.

General

1. Your comment has been noted. The Company has no plans to use such gatefold information in its prospectus.

2. Your comment has been noted.  The Company will file a post-effective amendment to reflect the change to a market price.

3. The Company has made the required additional disclosure.

Outside Cover Page of Prospectus

4. The Company has made the required changes

5. The Company has made the required change.

Summary, page 5

Mr. H. Christopher Owings
July 9, 2007

6. The Company has made the additional disclosure in both sections.

Risk Factors, page 6

7.  The Company has made the additional disclosure.

We have a history of net losses, page 6.

8. The Company has made the appropriate revision.

Because we have a history of losses and have a working capital deficit, our… page 6

9. The Company has made the appropriate revision.

We are dependent on our officers and key personnel and the loss of any of…page 7

10. The Company has made the additional disclosures.

Our common stock currently has no substantial trading market and there is no…page 8

11. The Company has made the additional disclosures.

We may  not be able to attract the attention of major brokerage firms for…page 8

12. The Company has removed this risk factor.

Market for our Common Stock and Related Stockholder Matters, page 13

Market Information, page 13

13. The Company has provided additional narrative.

14. The Company has made the additional disclosures.

Management’s Discussion and Analysis of Financial Condition and Results…page 14

15. The Company has provided additional narrative.

16. The Company has provided additional disclosure.

17. The Company has provided additional disclosure.

18. The Company has provided additional disclosure.

Results of Operations, page 14

Mr. H. Christopher Owings
July 9, 2007

             19. The Company has provided additional disclosure.

20. The Company has provided additional disclosure.

Liquidity and Capital Resources, page 15

21. The Company has provided additional disclosure.

Critical Accounting Policies, page 15.

22. The Company has made the cross-reference.

Description of Business, page 16

Our History, page 16

23. The Company has provided additional disclosure.

Our Business, page 16

24. The Company has provided additional disclosure.

25. The Company has provided additional disclosure.

26. The Company has provided additional disclosure.

Competition, page 18

27. The Company has provided additional disclosure.

Directors and Executive Officer, page 18

28. The Company has provided additional disclosure.

Executive Compensation, page 19

29. The Company has provided additional disclosure.

Security Ownership and Certain Beneficial Owners and Management, page 20

30. The Company has provided additional disclosure.

Certain Relationships and Related Transactions, page 20

Mr. H. Christopher Owings
July 9, 2007

31. The Company has provided additional disclosure.

Selling Shareholders, page 21

32. The Company has made the appropriate revisions.

Experts, page 25

33. The Company has made the appropriate revision.

PLEASE NOTE: THE FOLLOWING RESPONSES REGARDING THE FINANCIAL STATEMENTS HAVE BEEN PROVIDED BY THE COMPANY’S AUDITORS.

Financial Statements, page F-1

34. Comment complied with. See additional columns on statements of operations and cash flows.

Statements of Operations, page F-5

35. Comment complied with. See revised heading.

36. Company did not net items, rather interest expense for 2006 and for the three months ended March 31, 2007 was incorrectly stated as a positive number. Interest expense items have been corrected.

Statements of Stockholders’ Equity, page F-6

37. Comment complied with. See revised headings.

Notes to Financial Statements, page F-9

Note 1. Organization, Operations and Summary of Significant Accounting…page 8

38. Comment complied with. See additional disclosures in footnote one for "inventories" and "general and administrative expenses".

Revenue Recognition, page F-10

39. Comment complied with. See additional disclosures in footnote one under "revenue recognition".

Note 2.  Related Party Transactions, page F-12

Mr. H. Christopher Owings
July 9, 2007

40. Comment complied with. Balance sheet and cash flow statement line item has been added for "Advances - related party".

Part II. Information Not Required in Prospectus, page II-1

Recent Sales of Unregistered Securities, page II-1

41. The Company has provided additional disclosure.

Item 27. Exhibits, page II-3

42. The Company has provided all material contracts. There are no written business agreements or agreements in connection with the debt owed to stockholders.

Undertakings, page II-4

43. The Company has provided additional undertakings.

Signatures, page II-5

44. The Company has provided the revision.

Exhibit 5.1

45. A new legal opinion has been filed.

Exhibit 23.1

45. The accountant has provided the revision.

The Company has noted the comments by the Staff in the closing section. If you have any additional questions, do not hesitate to contact the undersigned at (303)793-0304. For accounting comments, please contact Mr. Ronald Chadwick at (303) 306-1967.

DAVID WAGNER & ASSOCIATES, P.C.

/s/ David J. Wagner
David J. Wagner